(LOSS)/PROFIT FOR THE YEAR ON DISCONTINUED OPERATIONS (Schedule of operating profit for the discontinued operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Analysis Of Discontinued Operations [Line Items]
Revenue	$ 43,785	$ 61,555	$ 56,832
Profit from operating activities	(15,789)	(21,165)	(27,045)
(Loss)/Profit for the year from discontinued operations	0	(600)
Fiomi Diagnostics (“Fiomi”) [Member] | Sweden [Member]
Disclosure Of Analysis Of Discontinued Operations [Line Items]
Revenue	0	0	2,784
Operating expenses	0	0	(2,652)
Tax expense	0	0	0
Profit from operating activities	0	0	132
(Loss)/Gain on sale of discontinued operations	0	(573)	12,718
(Loss)/Profit for the year from discontinued operations	$ 0	$ (573)	$ 12,850